Taxes on Income - Schedule of Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition [Abstract]
Net operating losses carried forward	$ 5,347	$ 7,494
Intangible assets, fixed asset and right-of-use assets	(31,745)	(33,526)
Lease liabilities	1,085	1,309
Differences in measurement basis (cash basis for tax purposes)		1,228
Deferred taxes on investments where the group does not control the timing of reversal	(47,505)
Other	16,307	14,451
Total	$ (56,511)	$ (9,044)